CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 17,341	$ 7,767	$ 63,179
Other comprehensive gain (loss), net of tax:
Foreign currency translation adjustments	(12,918)	(4,054)	(12,807)
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge		(384)	1,615
Reclassification of net gains realized to net income		(399)	(385)
Other comprehensive loss, net of tax	(12,918)	(4,837)	(11,577)
Comprehensive income	4,423	2,930	51,602
Less: comprehensive income attributable to non-controlling interests	(1,267)	(1,302)	(1,777)
Comprehensive income attributable to the Company	$ 3,156	$ 1,628	$ 49,825